Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables (Detail)
$ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 TWD ($)
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	$ 12,225,182	$ 324,476
Financial assets beginning balance	12,225,182
Financial assets ending balance	9,932,223	$ 324,476
IFRS 9 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets			$ 171,009
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	(135)
Adjustments for applying new standards	(115)
Provision for impairment loss	(20)
Financial assets ending balance	(135)
Contract assets [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	(115)
Financial assets beginning balance	(115)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	(2,141)
Adjustments for applying new standards	(1,819)
Provision for impairment loss	(322)
Financial assets ending balance	(2,141)
Accounts receivable including related parties [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	(1,819)
Financial assets beginning balance	(1,819)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	(13)
Adjustments for applying new standards	(7)
Provision for impairment loss	(7)
Reversal of impairment loss	1
Financial assets ending balance	(13)
Other receivable including related parties [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	(7)
Financial assets beginning balance	$ (7)